Schedule of Acquisitions and Divestitures of Businesses, Net of Cash Acquired (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Cash Flow, Supplemental [Line Items]
Fair value of assets acquired, excluding cash	$ (146.4)
Liabilities assumed	7.9
Fair value of earn-out and deferred purchase consideration	39.6
Total business combinations	(98.9)
Acquisition of additional interests in subsidiaries	(4.2)
Acquisition of businesses and interests in affiliates, net of cash acquired	$ (103.1)
Divestitures of business, net of cash disposed		$ 2.4